Cost of Sales	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

	Year ended December 31,
	2023	2022
Materials	$44,361	$42,359
Salaries and benefits	60,609	50,168
Contracted services	32,911	32,576
Maintenance costs	31,025	26,381
Utilities	13,574	13,092
Other costs	1,185	1,163
Change in inventory (excluding depreciation and depletion)(1)	(5,269)	5,321
Cost of production	178,396	171,060
Sales expense	10,718	9,501
Depreciation and depletion	86,065	59,475
Change in inventory (depreciation and depletion)	(4,544)	(819)
	$270,635	$239,217
(1) Change in inventory in the year ended December 31, 2022 included $6.1 million of copper concentrates acquired from one of the Company's customers to settle accounts receivables in arrears. This concentrate was subsequently sold to a different customer for $6.0 million included in revenues.